                                                   1933 Act File No. 33-38550
                                                   1940 Act File No. 811-6269

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   20   ....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   19   ...................................        X
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                            CASH TRUST SERIES II
             (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                       (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X on July 31, 2006 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (i)
on ____________ pursuant to paragraph (a) (i)
75 days after filing pursuant to paragraph (a)(ii)
on ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  Copies to
                           Matthew J. Maloney, Esquire
                            Dickstein, Shapiro L.L.P.
                              1825 Eye Street, N.W.
                             Washington, D.C. 20006

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Treasury Cash Series II

A Portfolio of Cash Trust Series II

PROSPECTUS

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July 31, 2006

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U ..S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

Payments to Financial Intermediaries 6

How to Purchase Shares 8

How to Redeem and Exchange Shares 11

Account and Share Information 16

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 20

Appendix A: Hypothetical Investment and Expense Information 22

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not in sured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2006 to June 30, 2006 was 1.90%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.44% (quarter ended December 31, 2000). Its lowest quarterly return was 0.05% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2005.

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Calendar Period	Fund
1 Year	 2. 37%
5 Years	 1. 49%
10 Years	3. 12%
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The Fund's 7-Day Net Yield as of December 31, 2005 was 3. 19%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.20%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.86%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution (12b-1) fee during the fiscal year ended May 31, 2006. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2006.
Total Waiver and Reduction of Fund Expenses	0.03%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.83%
2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended May 31, 2006.
3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.19% for the fiscal year ended May 31, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 88
3 Years	$ 274
5 Years	$ 477
10 Years	$1,061

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time. Treasury securities are generally regarded as having the lowest credit risks.

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REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST-RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing sho rt-term securities.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

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RUL E 12B- 1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.20% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" belo w.

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If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

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DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal R eserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time ), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. (Eastern time ) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following busi ness day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to :

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven da ys:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable tr ansaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAW AL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, se nd your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic t ransactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your financial intermediary's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated May 31, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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The Board of the Funds has retained the law firm o f Dickstein Sha piro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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The information for the fiscal year ended May 31, 2006 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte and Touche LLP, another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2006 [1]		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032		0.011		0.002		0.007	0.018
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.001	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032		0.011		0.002		0.008	0.018
Less Distributions:
Distributions from net investment income	(0.032)		(0.011)		(0.002)		(0.007)	(0.018)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	(0.001)	(0.000	) [2]
TOTAL DISTRIBUTIONS	(0.032)		(0.011)		(0.002)		(0.008)	(0.018)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	3.22%		1.14%		0.23%		0.78%	1.79%

Ratios to Average Net Assets:
Net expenses	0.83%		0.83%		0.83%		0.83%	0.83%
Net investment income	3.23%		1.06%		0.21%		0.74%	1.49%
Expense waiver/reimbursement [4]	0.02%		0.01%		0.02%		0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$307,058		$210,021		$300,282		$381,494	$437,078

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2006, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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TREASURY CASH SERIES II

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ANNUAL EXPENSE RATIO: 0.86%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$87.78	$10,414.00
2	$10,414.00	$520.70	$10,934.70	$91.41	$10,845.14
3	$10,845.14	$542.26	$11,387.40	$95.20	$11,294.13
4	$11,294.13	$564.71	$11,858.84	$99.14	$11,761.71
5	$11,761.71	$588.09	$12,349.80	$103.24	$12,248.64
6	$12,248.64	$612.43	$12,861.07	$107.52	$12,755.73
7	$12,755.73	$637.79	$13,393.52	$111.97	$13,283.82
8	$13,283.82	$664.19	$13,948.01	$116.61	$13,833.77
9	$13,833.77	$691.69	$14,525.46	$121.43	$14,406.49
10	$14,406.49	$720.32	$15,126.81	$126.46	$15,002.92
Cumulative		$6,042.18		$1,060.76
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A Statement of Additional Information (SAI) dated July 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfo lio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other in formation without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6269

Federated
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552301

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0111203A (7/ 06)

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Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

TREASURY CASH SERIES II
A Portfolio of Cash Trust Series II

STATEMENT OF ADDITIONAL INFORMATION

JULY 31, 2006

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Treasury Cash Series II (Fund), dated
July 31, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

               [GRAPHIC OMITTED][GRAPHIC OMITTED]
                     CONTENTS

                     How is the Fund Organized?........................
                     --------------------------
                     Securities in Which the Fund Invests..............
                     ------------------------------------
                     What Do Shares Cost?..............................
                     --------------------
                     How is the Fund Sold?.............................
                     ---------------------
                     Subaccounting Services............................
                     ----------------------
                     Redemption in Kind ...............................
                     [GRAPHIC OMITTED][GRAPHIC OMITTED]
                     ------------------
                     Massachusetts Partnership Law.....................
                     -----------------------------
                     Account and Share Information.....................
                     -----------------------------
                     Tax Information...................................
                     ---------------
                     Who Manages and Provides Services
                     ----------------------------------
                     to the Fund?......................................
                     ------------
                     How Does the Fund Measure
                     Performance?......................................
                     ------------
                     Who is Federated Investors, Inc.?.................
                     ---------------------------------
                     Financial Information.............................
                     ---------------------
                     Addresses.........................................
                     ---------
                     Appendix..........................................
                     --------
                     [GRAPHIC OMITTED][GRAPHIC OMITTED]

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 14, 1990. The Trust may
offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:
U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.
ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Callable Securities

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification
The Fund is a "diversified company" within the meaning of the 1940 Act, as amended, and any rules, regulations or interpretations thereunder.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.

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RULE 12b-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES The Distributor may pay out of
its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the
Adviser). While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of July 11, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Hare & Co., The Bank of New York,
East Syracuse, NY, owned approximately 72,994,997 Shares (30.35%); Band &
Co., Milwaukee, WI, owned approximately 15,254,761 Shares (6.34%); North Folk
Bank, Mattituck, NY, owned approximately 31,433,934 Shares (13.07%); Provident
Bank of Maryland, Baltimore, MD, owned approximately 23,938,857 Shares (9.95) %
Whitcust & Co., New Orleans, LA, owned approximately 18,265,074 Shares
(7.59) % and Peapack Gladstone Bank, Gladstone, NJ, owned approximately
14,388,222 Shares (5.98%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Bank of New York is organized in the state of New York and is a subsidiary of
Bank of New York All Seas; organized in the state of New York.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 2 portfolios, and the Federated Fund Complex consisted of 43 investment companies
(comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of July 11, 2006, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                    Principal Occupation(s) for Past Five       Aggregate   Total Compensation
Birth Date              Years,                                    Compensation   From Trust/ and
Address                 Other Directorships Held and Previous       From Fund     Federated Fund
Positions Held with     Position(s)                               (past fiscal       Complex
Trust/                                                                year)       (past calendar
Date Service Began                                                                    year)
John F. Donahue*        Principal Occupations: Director or             $0               $0
Birth Date: July 28,    Trustee of the Federated Fund Complex;
1924                    Chairman and Director, Federated
TRUSTEE                 Investors, Inc.; Chairman of the
Began serving:          Federated Fund Complex's Executive
November 1990           Committee.

                        Previous Positions: Chairman of the
                        Federated Fund Complex; Trustee,
                        Federated Investment Management Company
                        and Chairman and Director, Federated
                             Investment Counseling.

J. Christopher          Principal Occupations: Principal               $0               $0
Donahue*                Executive Officer and President of the
Birth Date: April 11,   Federated Fund Complex; Director or
1949                    Trustee of some of the Funds in the
PRESIDENT and TRUSTEE   Federated Fund Complex; President, Chief
Began serving:          Executive Officer and Director,
November 1990           Federated Investors, Inc.; Chairman and
                        Trustee, Federated Investment Management
                        Company; Trustee, Federated Investment
                        Counseling; Chairman and Director,
                        Federated Global Investment Management
                        Corp.; Chairman, Passport Research, Ltd.
                        (Investment advisory subsidiary of
                        Federated); Trustee, Federated
                        Shareholder Services Company; Director,
                        Federated Services Company.
                      -------------------------------------------

                        Previous Positions: President, Federated
                        Investment Counseling; President and
                        Chief Executive Officer, Federated
                        Investment Management Company, Federated
                        Global Investment Management Corp. and
                        Passport Research, Ltd.

Lawrence D. Ellis,      Principal Occupations: Director or           $664.90         $148,500
M.D.*                   Trustee of the Federated Fund Complex;
Birth Date: October     Professor of Medicine, University of
11, 1932                Pittsburgh; Medical Director, University
3471 Fifth Avenue       of Pittsburgh Medical Center Downtown;
Suite 1111              Hematologist, Oncologist and Internist,
Pittsburgh, PA          University of Pittsburgh Medical Center.
TRUSTEE
Began serving:          Other Directorships Held: Member,
November 1990           National Board of Trustees, Leukemia
                               Society of America.

                        Previous Positions: Trustee, University
                        of Pittsburgh; Director, University of
                           Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                    Principal Occupation(s) for Past Five       Aggregate   Total Compensation
Birth Date              Years,                                    Compensation   From Trust/ and
Address                 Other Directorships Held and Previous       From Fund     Federated Fund
Positions Held with     Position(s)                                                  Complex
Trust                                                                             (past calendar
Date Service Began                                                                    year)
Thomas G. Bigley        Principal Occupation: Director or            $731.39         $163,350
Birth Date: February    Trustee of the Federated Fund Complex.
3, 1934
15 Old Timber Trail     Other Directorships Held: Director,
Pittsburgh, PA          Member of Executive Committee,
TRUSTEE                 Children's Hospital of Pittsburgh;
Began serving:          Director, University of Pittsburgh.
November 1994
                        Previous Position: Senior Partner, Ernst
                                & Young LLP.

John T. Conroy, Jr.     Principal Occupations: Director or           $731.39         $163,350
Birth Date: June 23,    Trustee of the Federated Fund Complex;
1937                    Chairman of the Board, Investment
Investment Properties   Properties Corporation; Partner or
Corporation             Trustee in private real estate ventures
3838 North Tamiami      in Southwest Florida.
Trail
Suite 402               Previous Positions: President,
Naples, FL              Investment Properties Corporation;
TRUSTEE                 Senior Vice President, John R. Wood and
Began serving: August   Associates, Inc., Realtors; President,
1991                    Naples Property Management, Inc. and
                        Northgate Village Development
                        Corporation.

Nicholas P.             Principal Occupation: Director or            $731.39         $163,350
Constantakis            Trustee of the Federated Fund Complex.
Birth Date: September
3, 1939                 Other Directorships Held: Director and
175 Woodshire Drive     Member of the Audit Committee, Michael
Pittsburgh, PA          Baker Corporation (engineering and
TRUSTEE                 energy services worldwide).
Began serving:
February 1998           Previous Position: Partner, Andersen
                        Worldwide SC.

John F. Cunningham      Principal Occupation: Director or            $664.90         $148,500
Birth Date: March 5,    Trustee of the Federated Fund Complex.
1943
353 El Brillo Way       Other Directorships Held: Chairman,
Palm Beach, FL          President and Chief Executive Officer,
TRUSTEE                 Cunningham & Co., Inc. (strategic
Began serving:          business consulting); Trustee Associate,
January 1999            Boston College.

                        Previous Positions: Director, Redgate
                        Communications and EMC Corporation
                        (computer storage systems); Chairman of
                        the Board and Chief Executive Officer,
                        Computer Consoles, Inc.; President and
                        Chief Operating Officer, Wang
                        Laboratories; Director, First National
                        Bank of Boston; Director, Apollo
                        Computer, Inc.

Peter E. Madden         Principal Occupation: Director or            $664.90         $148,500
Birth Date: March 16,   Trustee of the Federated Fund Complex.
1942
One Royal Palm Way      Other Directorships Held: Board of
100 Royal Palm Way      Overseers, Babson College.
Palm Beach, FL
TRUSTEE                 Previous Positions: Representative,
Began serving: August   Commonwealth of Massachusetts General
1991                    Court; President, State Street Bank and
                        Trust Company and State Street Corporation (retired);
                        Director, VISA USA and VISA International; Chairman and
                        Director, Massachusetts Bankers Association; Director,
                        Depository Trust Corporation; Director, The Boston Stock
                        Exchange.

Charles F. Mansfield,   Principal Occupations: Director or           $731.39         $163,350
Jr.                     Trustee of the Federated Fund Complex;
Birth Date: April 10,   Management Consultant.
1945
80 South Road           Previous Positions: Chief Executive
Westhampton Beach, NY   Officer, PBTC International Bank;
TRUSTEE                 Partner, Arthur Young & Company (now
Began serving: June     Ernst & Young LLP); Chief Financial
1999                    Officer of Retail Banking Sector, Chase
                        Manhattan Bank; Senior Vice President, HSBC Bank USA
                        (formerly, Marine Midland Bank); Vice President,
                        Citibank; Assistant Professor of Banking and Finance,
                        Frank G. Zarb School of Business, Hofstra University;
                        Executive Vice President DVC Group, Inc.

John E. Murray, Jr.,    Principal Occupations: Director or           $820.88         $178,200
J.D., S.J.D.            Trustee, and Chairman of the Board of
Birth Date: December    Directors or Trustees, of the Federated
20, 1932                Fund Complex; Chancellor and Law
Chancellor, Duquesne    Professor, Duquesne University; Partner,
University              Murray, Hogue & Lannis.
Pittsburgh, PA
TRUSTEE                 Other Directorships Held: Director,
Began serving:          Michael Baker Corp. (engineering,
February 1995           construction, operations and technical
                        services).

                        Previous Positions: President, Duquesne
                        University; Dean and Professor of Law, University of
                        Pittsburgh School of Law; Dean and Professor of Law,
                        Villanova University School of Law.

Marjorie P. Smuts       Principal Occupations:  Director or          $664.90         $148,500
Birth Date: June 21,    Trustee of the Federated Fund Complex;
1935                    Public Relations/Marketing
4905 Bayard Street      Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                 Previous Positions: National
Began serving:          Spokesperson, Aluminum Company of
November 1990           America; television producer; President,
                        Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh           Principal Occupations:  Director or          $664.90         $148,500
Birth Date: November    Trustee of the Federated Fund Complex;
28, 1957                President and Director, Heat Wagon, Inc.
2604 William Drive      (manufacturer of construction temporary
Valparaiso, IN          heaters); President and Director,
TRUSTEE                 Manufacturers Products, Inc.
Began serving: June     (distributor of portable construction
1999                    heaters); President, Portable Heater
                        Parts, a division of Manufacturers
                        Products, Inc.

                        Previous Position: Vice President, Walsh
                                & Kelly, Inc.
James F. Will           Principal Occupations:  Director or          $172.48            $0
----------------------  Trustee of the Federated Fund Complex;
Birth Date:  October    Vice Chancellor and President, Saint
12, 1938                Vincent College.
Saint Vincent College   Other Directorships Held: Alleghany
Latrobe, PA             Corporation.
TRUSTEE                 Previous Positions: Chairman, President
Began serving: April    and Chief Executive Officer, Armco,
2006                    Inc.; President and Chief Executive
                        Officer, Cyclops Industries; President
                        and Chief Operating Officer, Kaiser
                               Steel Corporation.

------------------------------------------------------------------------

OFFICERS**

Name                                  Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
-----------------------------------
Date Service Began
John W. McGonigle                     Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938          Secretary of the Federated Fund Complex; Vice Chairman,
SECRETARY                             Executive Vice President, Secretary and Director, Federated
Began serving: January 1980           Investors, Inc.

                                      Previous Positions: Trustee, Federated Investment
                                      Management Company and Federated Investment Counseling;
                                      Director, Federated Global Investment Management Corp.,
                                      Federated Services Company and Federated Securities Corp.

Richard A. Novak                      Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963         Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                             President, Federated Administrative Services. ; Financial
Began serving: January 2006           and Operations Principal for Federated Securities Corp.,
                                      Edgewood Services, Inc. and Southpointe Distribution
                                      Services, Inc.
                                   ---------------------------------------------------------------

                                      Previous Positions: Vice President, Finance of Federated
                                      Services Company; held various financial management
                                      positions within The Mercy Hospital of Pittsburgh; Auditor,
                                      Arthur Andersen & Co.

Richard B. Fisher                     Principal Occupations: Vice Chairman or Vice President of
Birth Date: May 17, 1923              some of the Funds in the Federated Fund Complex; Vice
VICE CHAIRMAN                         Chairman, Federated Investors, Inc.; Chairman, Federated
Began serving: August 2002            Securities Corp.

                                      Previous Positions: President and Director or Trustee of
                                      some of the Funds in the Federated Fund Complex; Executive
                                      Vice President, Federated Investors, Inc. and Director and
                                      Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959        Principal Occupations:  Deborah A. Cunningham  was named
CHIEF INVESTMENT OFFICER              Chief Investment Officer of money market products in 2004.
Began serving: May 2004               She joined Federated in 1981 and has been a Senior
                                      Portfolio Manager and a Senior Vice President of the Fund's
                                      Adviser since 1997. Ms. Cunningham is a Chartered Financial
                                      Analyst and received her M.S.B.A. in Finance from Robert
                                      Morris College.

Mary Jo Ochson                        Principal Occupations:  Mary Jo Ochson named Chief
Birth Date: September 12, 1953        Investment Officer of tax-exempt fixed income products in
VICE PRESIDENT                        2004 and is a Vice President of the Trust. She joined
Began serving: November 1998          Federated in 1982 and has been a Senior Portfolio Manager
                                      and a Senior Vice President of the Fund's Adviser since
                                      1996.  Ms. Ochson is a Chartered Financial Analyst and
                                      received her M.B.A. in Finance from the University of
                                      Pittsburgh.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD
                                                                                Meetings Held
Board      Committee                                                             During Last
Committee  Members                 Committee Functions                           Fiscal Year
Executive  John F. Donahue         In between meetings of the full Board, the         4
           John E. Murray, Jr.,    Executive Committee generally may exercise
           J.D., S.J.D.            all the powers of the full Board in the
           ---------------------   management and direction of the business
           John S. Walsh           and conduct of the affairs of the Trust in
                                   such manner as the Executive Committee shall
                                   deem to be in the best interests of the
                                   Trust/. However, the Executive Committee
                                   cannot elect or remove Board members,
                                   increase or decrease the number of Trustees,
                                   elect or remove any Officer, declare
                                   dividends, issue shares or recommend to
                                   shareholders any action requiring shareholder
                                   approval.

Audit      Thomas G. Bigley        The purposes of the Audit Committee are to         9
           John T. Conroy, Jr.     oversee the accounting and financial
           Nicholas P.             reporting process of the Fund, the Fund`s
           Constantakis            internal control over financial reporting,
           Charles F.              and the quality, integrity and independent
           Mansfield, Jr.          audit of the Fund`s financial statements.
                                   The Committee also oversees or assists the
                                   Board with the oversight of compliance with
                                   legal requirements relating to those matters,
                                   approves the engagement and reviews the
                                   qualifications, independence and performance
                                   of the Fund`s independent registered public
                                   accounting firm, acts as a liaison between
                                   the independent registered public accounting
                                   firm and the Board and reviews the Fund`s
                                   internal audit function.

Nominating Thomas G. Bigley        The Nominating Committee, whose members            1
           John T. Conroy, Jr.     consist of all Independent Trustees,
           Nicholas P.             selects and nominates persons for election
           Constantakis            to the Fund`s Board when vacancies occur.
           John F. Cunningham      The Committee will consider candidates
           Peter E. Madden         recommended by shareholders, Independent
           Charles F.              Trustees, officers or employees of any of
           Mansfield, Jr.          the Fund`s agents or service providers and
           John E. Murray, Jr.     counsel to the Fund. Any shareholder who
           Marjorie P. Smuts       desires to have an individual considered
           John S. Walsh           for nomination by the Committee must submit
           ---------------------   a recommendation in writing to the
           James F. Will           Secretary of the Fund, at the Fund 's
                                   address appearing on the back cover of this
                                   Statement of Additional Information. The
                                   recommendation should include the name and
                                   address of both the shareholder and the
                                   candidate and detailed information concerning
                                   the candidate's qualifications and
                                   experience. In identifying and evaluating
                                   candidates for consideration, the Committee
                                   shall consider such factors as it deems
                                   appropriate. Those factors will ordinarily
                                   include: integrity, intelligence,
                                   collegiality, judgment, diversity, skill,
                                   business and other experience, qualification
                                   as an "Independent Trustee," the existence of
                                   material relationships which may create the
                                   appearance of a lack of independence,
                                   financial or accounting knowledge and
                                   experience, and dedication and willingness to
                                   devote the time and attention necessary to
                                   fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE
FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF
DECEMBER 31, 2005
---------------------------------------------------
                                                                       Aggregate
                                                                 Dollar Range of
                                   Dollar Range of            Shares Owned in
Interested                           Shares Owned           Federated Family of
Board Member Name                  in Treasury Cash             Investment
                                      Series II                  Companies
John F. Donahue                          None                  Over $100,000
J. Christopher Donahue                   None                  Over $100,000
Lawrence D. Ellis, M.D.                  None                  Over $100,000

Independent
Board Member Name
Thomas G. Bigley                         None                  Over $100,000
John T. Conroy, Jr.                      None                  Over $100,000
Nicholas P. Constantakis                 None                  Over $100,000
John F. Cunningham                       None                  Over $100,000
Peter E. Madden                          None                  Over $100,000
Charles F. Mansfield, Jr.                None                  Over $100,000
John E. Murray, Jr., J.D.,               None                  Over $100,000
S.J.D.
Marjorie P. Smuts                        None                  Over $100,000
John S. Walsh                            None                  Over $100,000
James F. Will                            None                      None

------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting
Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                                       Average Aggregate Daily
Maximum Net Assets of the Federated Administrative Fee Funds 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31                2006                2005            2004
Advisory Fee Earned                   $1,353,057          $ 1,177,787    $ 1,525,001
Advisory Fee Reduction                 $48,447             $ 23,247        $ 59,104
Administrative Fee                     $206,206            $ 179,495      $ 231,023
12b-1 Fee                              $522,280               --              --

HOW DOES THE FUND MEASURE PERFORMANCE?
------------------------------------------------------------------------

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
May 31, 2006.

Yield and Effective Yield are given for the 7-day period ended May 31, 2006.

                         7 Day Period       1 Year      5 Years    10 Years
Share:
Total Return                 N/A            3.22%        1.43%       3.08%
Yield                       4.09%            N/A          N/A         N/A
Effective Yield             4.17%            N/A          N/A         N/A

TOTAL RETURN
------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2005, Federated managed 35 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2005, Federated managed 33 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government,
U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
As of December 31, 2005, Federated managed 15 municipal bond funds with approximately $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
As of December 31, 2005, Federated managed $145.3 billion in assets across 53 money market funds, including 18 government, 12 prime, 22 municipal and 1 euro-denominated with assets approximating $54.9 billion, $62.6 billion, $27.6 billion and $113.8 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2006 are incorporated herein by reference to the Annual Report to Shareholders of
Treasury Cash Series II dated May 31, 2006.

ADDRESSES
Treasury Cash Series II

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citigroup

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein, Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute


PART C.    OTHER INFORMATION.

Item 23.    Exhibits:
            --------

            (a)   (i)         Conformed copy of Declaration of Trust of the
                              Registrant; (5)
                  (ii)        Conformed copy of Amendment No. 1 to the
                              Declaration of Trust of the Registrant; (5)
                  (iii)       Conformed copy of Amendment No. 2 to the
                              Declaration of Trust of the Registrant; (5)
                  (iv)        Conformed copy of Amendment No. 3 to the
                              Declaration of Trust of the Registrant; (9)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of
                              the Registrant; (9)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant;(6)
                  (iv)        Copy of Amendment No. 3 to the By-Laws of the
                              Registrant; (6)
                  (v)         Copy of Amendment No. 4 to the By-Laws of the
                              Registrant; (6)
                  (vi)        Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (11)
                  (vii)       Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (12)
                  (viii)      Copy of Amendment Nos. 7,8 and 9 to the by-laws
                              of the Registrant. (+)
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (1)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant; (5)
                  (ii)        Conformed copy of Exhibit A to the Investment
                              Advisory Contract of the Registrant; (5)
                  (iii)       Conformed copy of Exhibit C to the Investment
                              Advisory Contract of the Registrant; (5)
                  (iv)        Conformed copy of Schedule 1 to the Investment
                              Advisory Contract of the Registrant; (9)
                  (v)         Conformed copy of Limited Power of Attorney to the
                              Investment Advisory Contract of the Registrant;
                              (9)
                  (vi)        Conformed copy of Amendment to Investment Advisory
                              Contract between the Registrant and Federated
                              Investment Management Company; (9)
            (e)   (i)         Conformed copy of Distributor's Contract of
                              the Registrant; (5)
                  (ii)        Conformed copy of Exhibit A to the Distributor's
                              Contract of the Registrant; (9)
                  (iii)       Conformed copy of Amendment to Distributor's
                              Contract between the Registrant and Federated
                              Securities Corp.; (9)
                  (iv)        Conformed copy of Specimen Mutual Funds Sales and
                              Service Agreement; (5)
                  (v)         Conformed copy of Specimen Mutual Funds Service
                              Agreement; (5)
                  (vi)        Conformed copy of Specimen Plan Trustee/Mutual
                              Funds Service Agreement; (5)
                  (vii)       Conformed copy of Amendment to Distributor's
                              Contract of the Registrant; (12)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant; (5)
                  (ii)        Conformed copy of Custodian Fee
                              Schedule;(6)
                  (iii)       Conformed copy of Amendment of Custodian Agreement
                              of the Registrant; (10)
            (h)   (i)         Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency Services
                              and Custody Services Procurement; (6)
                  (ii)        Conformed copy of Amendment to Agreement for Fund
                              Accounting Services, Administrative Services,
                              Transfer Agency Services, and Custody Services
                              Procurement between Federated Investment Companies
                              and Federated Services Company; (11)
                  (iii)       The Registrant hereby incorporates the conformed
                              copy of Amendment No. 2 to the Amended &
                              Restated Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency Services
                              and Custody Services Procurement from Item 23
                              (h)(v) of the Federated U.S. Government
                              Securities: 2-5 Years Registration Statement on
                              Form N-1A, filed with the Commission on March 30,
                              2004. (File Nos. 2-75769 and 811-3387);
                  (iv)        The Registrant hereby incorporates the conformed
                              copy of Amendment No. 3 to the Amended and
                              Restated Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency Services
                              and Custody Services Procurement from Item 23
                              (h)(v) of the Federated U.S. Government
                              Securities: 2-5 Years Registration Statement on
                              Form N-1A, filed with the Commission on March 30,
                              2004. (File Nos. 2-75769 and 811-3387);
                  (v)         The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement, with
                              attached Schedule 1 revised 6/30/04, from
                              Item (h)(vii) of the Cash Trust Series,
                              Inc.  Registration Statement on Form
                              N-1A, filed with the Commission on July
                              29, 2004. (File Nos. 33-29838 and
                              811-5843);
                  (vi)        Conformed copy of Amended and Restated Shareholder
                              Services Agreement;(6)
                  (vii)       The responses described in Item 22(e)(iv)-(vi)are
                              hereby incorporated by reference.
                  (viii)      The Registrant hereby incorporates by reference
                              the conformed
                              copy of Amendment No. 3 to the Agreement
                              for Administrative Services between
                              Federated Admistrative Services Company
                              and the Registrant dated June 1, 2005
                              from Item 23 (h)(ii) of the Cash Trust
                              Series, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on
                              July 27, 2005.  (File Nos. 33-29838 and
                              811-5843);
                   (ix)       The Registrant hereby incorporates by reference
                              the conformed copy of the Financial Administration
                              and Accounting Services Agreement, with attached
                              Exhibit A revised 6/30/04, from Item (h)(viii) of
                              the Cash Trust Series, Inc. Registration Statement
                              on Form N-1A, filed with the Commission on July
                              29, 2004. (File Nos. 33-29838 and 811-5843);
                   (x)        The Registrant hereby incorporates the conformed
                              copy of the Second
                              Amended and Restated Services Agreement,
                              with attached Schedule 1 revised 6/30/04,
                              from Item 23(h)(vii) of the Cash Trust
                              Series, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on
                              July 29, 2004. (File Nos. 33-29838 and
                              811-5843);
                   (xi)       The Registrant hereby incoporates the conformed
                              copy of the Transger Agency and Service Agreement
                              between Federated Funds and State Street Bank and
                              Trust Company from Item 23 (h) (ix) of the
                              Federated Total Return Government Bond Fund
                              Registration Statement on Form N-1A, filed with
                              the Commission on April 28, 2005. (File Nos.
                              33-60411 and 811-07309);
                  (xii)       The Registrant hereby incorporates the Conformed
                              copy of the Financial Administration and
                              Accounting Services Agreement, with attached
                              Exhibit A revised 3/1/06, from Item (h)(viii) of
                              the Federated Total Return Government Bond Fund
                              Registration Statement on Form N-1A, filed with
                              the Commission on April 26, 2006. (File Nos.
                              33-60411 and 811-07309)
                  (xiii)      The Registrant hereby incorporates the Conformed
                              copy of the
                              Transfer Agency and Service Agreement
                              between the Federated Funds listed on
                              Schedule A revised 3/1/06, from Item
                              (h)(ix) of the Federated Total Return
                              Government Bond Fund Registration
                              Statement on Form N-1A, filed with the
                              Commission on April 26, 2006.  (File Nos.
                              33-60411 and 811-07309) The Registrant
                              hereby incorporates the Conformed copy of
                              the Transfer Agency and Service Agreement
                              between the Federated Funds listed on
                              Schedule A revised 3/1/06, from Item
                              (h)(ix) of the Federated Total Return
                              Government Bond Fund Registration
                              Statement on Form N-1A, filed with the
                              Commission on April 26, 2006.  (File Nos.
                              33-60411 and 811-07309)
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (5)
            (j)               Conformed copy of Consent of the Independent
                              Registered Accounting Firm; (+)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (5)
            (m)   (i)         Conformed copy of Distribution Plan of
                              the Registrant; (12)
                  (ii)        The responses described in Item
                              22(e)(iv)-(vi) are hereby incorporated by
                              reference.
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (8)
                  (ii)        Conformed copy of Power of Attorney of Treasurer
                              of the Registrant; (7)
                  (iii)       Conformed copy of Power of Attorney of Trustee of
                              the Registrant; (7)
                  (iv)        Conformed copy of Power of Attorney of President
                              and Trustee and Vice Chairman of the Registrant;
                              (11)
                  (v)         Conformed copy of Power of Attorney of Trustee of
                              the Registrant; (+)
            (p)               The Registrant hereby incorporates the
                              conformed copy of the Code of Ethics for
                              Access Persons from Item 23(p) of the
                              Money Market Obligations Trust,
                              Registration Statement on Form N-1A filed
                              with the Commission on February 26, 2004.
                              (File Nos. 33-31602 and 811-5950);
                  (i)         The Registrant hereby incorporates the
                              conformed copy of the Federated
                              Investors, Inc. Code of Ethics for Access
                              Persons, effective 1/1/2005, from Item
                              23(p) of the Money Market Obligations
                              Trust, Registration Statement on Form
                              N-1A filed with the Commission on
                              February 25, 2005. (File Nos. 33-31602
                              and 811-5950).

------------------------------------------------------------------------

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed January 4, 1991. (File
      Nos. 33-38550 and 811-6269)
2.    Response is incorporated by reference to Registrant's Registration
      Statement on Form N-1A filed January 24, 1991.
      (File Nos. 33-38550 and 811-6269)
5.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 7 on Form N-1A filed July 24, 1995.
      (File Nos. 33-38550 and 811-6269)
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 10 on Form N-1A filed July 21, 1998.
      (File Nos. 33-38550 and 811-6269)
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed on May 26,
      1999. (File Nos. 33-38550 and 811-6269).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 on Form N-1A filed on July 24, 2000. (File Nos. 33-38550 and 811-6269)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed on July 23, 2001. (File Nos. 33-38550 and 811-6269)
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form N-1A filed on July 27, 2002. (File Nos.
      33-38550 and 811-6269)
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 on Form N-1A filed on July 30, 2003. (File Nos.
      33-38550 and 811-6269)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 on Form N-1A filed on July 29, 2004. (File Nos. 33-38550 and 811-6269)

Item 24. Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:  (2)
            ----------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in Part
            A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in
            Part B of this Registration Statement under "Who Manages and
            Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
            occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
            Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
            Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
            19899-2305.

            The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                            John B. Fisher

            Vice Chairman:              William D. Dawson, III

            Senior Vice Presidents:     J. Scott Albrecht
                                        Joseph M. Balestrino
                                        Jonathan C. Conley
                                        Deborah A. Cunningham
                                        Mark E. Durbiano
                                        Donald T. Ellenberger
                                        Susan R. Hill
                                        Robert M. Kowit
                                        Jeffrey A. Kozemchak
                                        Mary Jo Ochson
                                        Robert J. Ostrowski
                                        Richard Tito
                                        Paige Wilhelm

            Vice Presidents:            Todd A. Abraham
                                        Randall S. Bauer
                                        Nancy J.Belz
                                        G. Andrew Bonnewell
                                        Karol Crummie
                                        Lee R. Cunningham, II
                                        B. Anthony Delserone,Jr.
                                        William Ehling
                                        Eamonn G. Folan
                                        Richard J. Gallo
                                        John T. Gentry
                                        Kathyrn P. Glass
                                        Patricia L. Heagy
                                        William R. Jamison
                                        Nathan H. Kehm
                                        John C. Kerber
                                        J. Andrew Kirschler
                                        Marian R. Marinack
                                        Kevin McCloskey
                                        John W. McGonigle
                                        Natalie F. Metz
                                        Thomas J. Mitchell
                                        Joseph M. Natoli
                                        Bob Nolte
                                        Mary Kay Pavuk
                                        Jeffrey A. Petro
                                        John Polinski
                                        Ihab L. Salib
                                        Roberto Sanchez-Dahl, Sr.
                                        John Sidawi
                                        Michael W. Sirianni, Jr.
                                        Christopher Smith
                                        Timothy G. Trebilcock
                                        Paolo H. Valle
                                        Stephen J. Wagner
                                        George B. Wright

            Assistant Vice Presidents:  Hanan Callas
                                        Jerome Conner
                                        James R. Crea, Jr.
                                        Richard Cumberledge
                                        Jason DeVito
                                        Bryan Dingle
                                        Timothy Gannon
                                        James Grant
                                        Perry Harrop
                                        Tracey L. Lusk
                                        Ann Manley
                                        Karl Mocharko
                                        Joseph Mycka
                                        Nick Navari
                                        Gene Neavin
                                        Liam O'Connell
                                        Rae Ann Rice
                                        Brian Ruffner
                                        Kyle D. Stewart
                                        Mary Ellen Tesla
                                        Nichlas S. Tripodes
                                        Mark Weiss

            Secretary:                  G. Andrew Bonnewell

            Treasurer:                  Thomas R. Donahue

            Assistant Treasurer:        Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
                  Trust; Federated Government Income Securities, Inc.; Federated
                  High Income Bond Fund, Inc.; Federated High Yield Municipal
                  Income Fund; Federated High Yield Trust; Federated Income
                  Securities Trust; Federated Income Trust; Federated Index
                  Trust; Federated Institutional Trust; Federated Insurance
                  Series; Federated Intermediate Government Fund, Inc. Federated
                  International Series, Inc.; Federated Investment Series Funds,
                  Inc.; Federated Managed Allocation Portfolios; Federated
                  Municipal High Yield Advantage Fund, Inc.; Federated Municipal
                  Securities Fund, Inc.; Federated Municipal Securities Income
                  Trust; Federated Premier Intermediate Municipal Income Fund;
                  Federated Premier Municipal Income Fund; Federated Short-Term
                  Municipal Trust; Federated Stock and Bond Fund, Inc.;
                  Federated Stock Trust; Federated Total Return Government Bond
                  Fund; Federated Total Return Series, Inc.; Federated U.S.
                  Government Bond Fund; Federated U.S. Government Securities
                  Fund: 1-3 Years; Federated U.S. Government Securities Fund:
                  2-5 Years; Federated World Investment Series, Inc.;
                  Intermediate Municipal Trust; Edward Jones Money Market Fund
                  and Money Market Obligations Trust.

         (b)

         (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       [Insert Title(s)]

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Jeffrey S. Jones
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Brian Paluso
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              William Rose

Secretary:                    C. Todd Gibson

Assistant Treasurer:          Richard A. Novak

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:
          --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    Reed Smith LLP
                              Investment Management
                              Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779
                              (Notices should be sent to the Agent for Service
                              at above address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA  15237-7000

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779

Federated Investment          Federated Investors Tower
Management Company            1001 Liberty Avenue
("Adviser")                   Pittsburgh, PA  15222-3779

State Street Bank and         P.O. Box 8600
Trust Company                 Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing Agent")

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, CASH TRUST SERIES II certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of July, 2006.

                              CASH TRUST SERIES II

                            BY: /s/ Nelson W. Winter
                   Nelson W. Winter, Assistant Secretary
                                  July 28, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/ Nelson W. Winter
    Nelson W. Winter                Attorney In Fact       July 28, 2006
    ASSISTANT SECRETARY             For the Persons
                                    Listed Below

    NAME                            TITLE

John F. Donahue*                    Chairman and Trustee

Richard B. Fisher*                  Vice Chairman

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer (Principal Financial
                                    Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

James F. Will                       Trustee

* By Power of Attorney